UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-07687)

First American Strategy Funds, Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall
Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Charles D. Gariboldi, Jr.
800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)

800-677-3863
Registrant's telephone number, including area code

Date of fiscal year end: 08/31/09

Date of reporting period:  05/31/09

Item 1. Schedule of Investments.

Schedule of INVESTMENTS May 31, 2009 (unaudited), all dollars are rounded to thousands (000)

Strategy Aggressive Growth Allocation Fund

DESCRIPTION	SHARES	VALUEs

Investment Companies - 97.7%
Equity Funds ± - 82.9%
First American Equity Income Fund, Class Y	198,012	$1,940
First American Global Infrastructure Fund, Class Y	311,011	2,146
First American International Fund, Class Y	124,437	1,216
First American International Select Fund, Class Y	1,721,243	12,944
First American Large Cap Growth Opportunities Fund, Class Y	535,787	11,991
First American Large Cap Select Fund, Class Y	1,306,540	11,223
First American Large Cap Value Fund, Class Y	841,533	9,913
First American Mid Cap Growth Opportunities Fund, Class Y ●	115,514	3,188
First American Mid Cap Value Fund, Class Y	175,405	2,838
First American Quantitative Large Cap Core Fund, Class Y	690,282	11,017
First American Quantitative Large Cap Growth Fund, Class Y	256,509	4,609
First American Quantitative Large Cap Value Fund, Class Y	307,384	4,924
First American Real Estate Securities Fund, Class Y	769,103	8,076
Total Equity Funds		86,025

Fixed Income Funds ± - 9.7%
First American Core Bond Fund, Class Y	637,618	6,275
First American Total Return Bond Fund, Class Y	435,540	3,837
Total Fixed Income Funds		10,112

Exchange-Traded Fund - 5.1%
iShares S&P GSCI Commodity-Indexed Trust ●	177,214	5,338
Total Investment Companies
(Cost $134,290)		101,475

Short-Term Investments - 2.3%
Money Market Fund - 1.5%
First American Prime Obligations Fund, Class Z ±	1,528,153	1,528

U.S. Treasury Obligation - 0.8%	PAR
U.S. Treasury Bill ☐
0.275%, 11/19/2009	$900	899
Total Short-Term Investments
(Cost $2,427)		2,427
Total Investments ▲ - 100.0%
(Cost $136,717)		103,902
Other Assets and Liabilities, Net - 0.0%		(53)
Total Net Assets - 100.0%		$103,849

s
Investments in investment companies are valued at the respective net asset value of each underlying fund as of May 31, 2009. Security valuations for equity securities and investments in unaffiliated investment companies are furnished by an independent pricing service that has been approved by the fund's board of directors.  Exchange listed futures are priced at their last sale price on the exchange on which they are principally traded, as determined by FAF Advisors, Inc. ("FAF Advisors"), on the day the valuation is made.  If there were no sales on that day, futures will be valued at the last reported bid price.

±	Investments in affiliated securities. These funds are advised by FAF Advisors, which also serves as advisor to this fund.
●	Fund paid no dividends during the twelve-month period ended May 31, 2009.
☐	Security has been deposited as initial margin on open futures contracts. Yield shown is the effective yield as of May 31, 2009.
▲
On May 31, 2009, the cost of investments for federal income tax purposes was approximately $136,717. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	$1,013
	Gross unrealized depreciation	(33,828)
	Net unrealized depreciation	$(32,815)

Schedule of Open Futures Contracts

Number of
			Contracts	Notional
		Settlement	Purchased	Contract	Unrealized
	Description	Month	(Sold)	Value	Appreciation

	S&P 500 Futures	June 2009	20	$4,591	$101
	U.S. Treasury 5 Year Note Futures	June 2009	(18)	(2,096)	11
	U.S. Treasury 10 Year Note Futures	June 2009	(18)	(2,135)	42
$154

Summary of Fair Value Exposure

The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements ("FAS 157"), on September 1, 2008.
FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:

Level 1 - Quoted prices in active markets for identical securities. Generally, the types of securities included within Level 1 of the fund are investments in open and closed-end funds, exchange-traded funds, and futures with quoted prices.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the type of securities included within Level 2 of the fund are U.S. Treasury bills.

Level 3 - Significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
Generally, the types of securities included in Level 3 of the fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through management's fair value procedures established by the fund's board of directors.
Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment;
the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies;
information from broker-dealers; and/or an evaluation of the forces that influence the market in which the securities are purchased and sold.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.
Industry implementation has just begun and it may be some period of time before industry practices become more uniform.
For this reason, care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

As of May 31, 2009, the fund's investments were classified as follows:

				Investments	Other
				in	Financial
				Securities	Instruments*
	Level 1 - Quoted prices in active markets for identical assets			$ 103,003	$ 154
	Level 2 - Other significant observable inputs			899	—
	Level 3 - Significant unobservable inputs			—	—
	Total			$ 103,902	$ 154

*	Other financial instruments are derivative instruments such as futures, which are valued at the unrealized appreciation (depreciation) on the instrument.

Summary of Derivative Risk Exposure

The fund has adopted Statement of Financial Accounting Standard No. 161, Disclosures about Derivatives Instruments and Hedging Activities ("FAS 161").  FAS 161 is an amendment to Statement of Financial Accounting Standard No. 133 ("FAS 133"), expanding the disclosure requirements of FAS 133 regarding the the fund's use of derivative instruments and hedging activities.

As of May 31, 2009, the fund's asset and liability values of derivative instruments categorized by risk exposure were classified as follows:

	Asset Derivatives				Value
	Equity Contracts				$ 101
	Interest Rate Contracts				53
	Credit Contracts				—
	Foreign Exchange Contracts				—
	Other Contracts				—
	Balance as of May 31, 2009				$ 154

Liability Derivatives
	Equity Contracts				$ —
	Interest Rate Contracts				—
	Credit Contracts				—
	Foreign Exchange Contracts				—
	Other Contracts				—
	Balance as of May 31, 2009				$ —

Schedule of INVESTMENTS May 31, 2009 (unaudited), all dollars are rounded to thousands (000)

Strategy Growth Allocation Fund

DESCRIPTION	SHARES	VALUE s

Investment Companies - 97.6%
Equity Funds ± - 67.6%
First American Equity Income Fund, Class Y	273,131	$2,677
First American Global Infrastructure Fund, Class Y	391,753	2,703
First American International Fund, Class Y	130,584	1,276
First American International Select Fund, Class Y	1,951,224	14,673
First American Large Cap Growth Opportunities Fund, Class Y	578,262	12,941
First American Large Cap Select Fund, Class Y	1,601,940	13,761
First American Large Cap Value Fund, Class Y	963,250	11,347
First American Mid Cap Growth Opportunities Fund, Class Y ●	103,796	2,865
First American Mid Cap Value Fund, Class Y	152,448	2,467
First American Quantitative Large Cap Core Fund, Class Y	845,942	13,501
First American Quantitative Large Cap Growth Fund, Class Y	255,911	4,599
First American Quantitative Large Cap Value Fund, Class Y	295,403	4,732
First American Real Estate Securities Fund, Class Y	659,829	6,928
Total Equity Funds		94,470

Fixed Income Funds ± - 26.0%
First American Core Bond Fund, Class Y	2,441,186	24,022
First American Total Return Bond Fund, Class Y	1,401,699	12,348
Total Fixed Income Funds		36,370

Exchange-Traded Fund - 4.0%
iShares S&P GSCI Commodity-Indexed Trust ●	185,838	5,597
Total Investment Companies
(Cost $163,954)		136,437
Short-Term Investments - 1.9%
Money Market Fund - 1.2%
First American Prime Obligations Fund, Class Z ±	1,654,099	1,654

U.S. Treasury Obligation - 0.7%	PAR
U.S. Treasury Bill ☐
0.275%, 11/19/2009	$1,000	999
Total Short-Term Investments		2,653
(Cost $2,653)
Total Investments ▲ - 99.5%
(Cost $166,607)		139,090
Other Assets and Liabilities, Net - 0.5%		743
Total Net Assets - 100.0%		$139,833

s
Investments in investment companies are valued at the respective net asset value of each underlying fund as of May 31, 2009. Security valuations for equity securities and investments in unaffiliated investment companies are furnished by an independent pricing service that has been approved by the fund's board of directors.  Exchange listed futures are priced at their last sale price on the exchange on which they are principally traded, as determined by FAF Advisors, Inc. ("FAF Advisors"), on the day the valuation is made.  If there are no sales on that day, futures will be valued at the last reported bid price.

±	Investments in affiliated securities. These funds are advised by FAF Advisors, which also serves as advisor to this fund.
●	Fund paid no dividends during the twelve-month period ended May 31, 2009.
☐	Security has been deposited as initial margin on open futures contracts. Yield shown is the effective yield as of May 31, 2009.
▲
On May 31, 2009, the cost of investments for federal income tax purposes was approximately $166,607. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	4,321
	Gross unrealized depreciation	(31,838)
	Net unrealized depreciation	$(27,517)

Schedule of Open Futures Contracts

Number of
			Contracts	Notional
		Settlement	Purchased	Contract	Unrealized
	Description	Month	(Sold)	Value	Appreciation

	S&P 500 Futures	June 2009	22	$ 4,978	$ 111
	U.S. Treasury 5 Year Note Futures	June 2009	(24)	(2,781)	15
	U.S. Treasury 10 Year Note Futures	June 2009	(15)	(1,763)	35
$ 161

Summary of Fair Value Exposure

The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements ("FAS 157"), on September 1, 2008.
FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:

Level 1 - Quoted prices in active markets for identical securities. Generally, the types of securities included within Level 1 of the fund are investments in open and closed-end funds, exchange-traded funds, and futures with quoted prices.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included within Level 2 of the fund are U.S. Treasury bills.

Level 3 - Significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
Generally, the types of securities included in Level 3 of the fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through management's fair value procedures established by the fund's board of directors.
Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment;
the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies;
information from broker-dealers; and/or an evaluation of the forces that influence the market in which the securities are purchased and sold.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.
Industry implementation has just begun and it may be some period of time before industry practices become more uniform.
For this reason, care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

As of May 31, 2009, the fund's investments were classified as follows:

			Investments	Other
			in	Financial
			Securities	Instruments*
	Level 1 - Quoted prices in active markets for identical assets		$ 138,091	$ 161
	Level 2 - Other significant observable inputs		999	—
	Level 3 - Significant unobservable inputs		—	—
	Total		$ 139,090	$ 161

*	Other financial instruments are derivative instruments such as futures, which are valued at the unrealized appreciation (depreciation) on the instrument.

Summary of Derivative Risk Exposure

The fund has adopted Statement of Financial Accounting Standard No. 161, Disclosures about Derivatives Instruments and Hedging Activities ("FAS 161").  FAS 161 is an amendment to Statement of Financial Accounting Standard No. 133 ("FAS 133"), expanding the disclosure requirements of FAS 133 regarding the the fund's use of derivative instruments and hedging activities.

As of May 31, 2009, the fund's asset and liability values of derivative instruments categorized by risk exposure were classified as follows:

	Asset Derivatives			Value
	Equity Contracts			$ 111
	Interest Rate Contracts			50
	Credit Contracts			—
	Foreign Exchange Contracts			—
	Other Contracts			—
	Balance as of May 31, 2009			$ 161

Liability Derivatives
	Equity Contracts			$ —
	Interest Rate Contracts			—
	Credit Contracts			—
	Foreign Exchange Contracts			—
	Other Contracts			—
	Balance as of May 31, 2009			$ —

Schedule of INVESTMENTS May 29, 2009* (unaudited), all dollars are rounded to thousands (000)

Strategy Balanced Allocation Fund

DESCRIPTION	SHARES	VALUE s

Investment Companies - 98.1%
Equity Funds ± - 55.4%
First American Equity Income Fund, Class Y	563,646	$5,524
First American Global Infrastructure Fund, Class Y	698,377	4,819
First American International Fund, Class Y	381,492	3,727
First American International Select Fund, Class Y	2,396,391	18,021
First American Large Cap Growth Opportunities Fund, Class Y	727,712	16,286
First American Large Cap Select Fund, Class Y	2,311,411	19,855
First American Large Cap Value Fund, Class Y	929,808	10,953
First American Mid Cap Growth Opportunities Fund, Class Y ●	131,713	3,635
First American Mid Cap Value Fund, Class Y	203,114	3,286
First American Quantitative Large Cap Core Fund, Class Y	1,251,070	19,967
First American Quantitative Large Cap Growth Fund, Class Y	315,965	5,678
First American Quantitative Large Cap Value Fund, Class Y	357,344	5,725
First American Real Estate Securities Fund, Class Y	851,470	8,941
Total Equity Funds		126,417

Fixed Income Funds ± - 39.8%
First American Core Bond Fund, Class Y	6,372,045	62,701
First American Total Return Bond Fund, Class Y	3,204,100	28,228
Total Fixed Income Funds		90,929

Exchange-Traded Fund - 2.9%
iShares S&P GSCI Commodity-Indexed Trust ●	217,832	6,561
Total Investment Companies
(Cost $256,825)		223,907

Short-Term Investments - 1.7%
Money Market Fund - 1.2%
First American Prime Obligations Fund, Class Z ±	2,752,295	2,752

U.S. Treasury Obligation - 0.5%	PAR
U.S. Treasury Bill ☐
0.272%, 11/19/2009	$1,200	1,198
Total Short-Term Investments
(Cost $3,950)		3,950

Total Investments ▲ - 99.8%
(Cost $260,775)		227,857
Other Assets and Liabilities, Net - 0.2%		361
Total Net Assets - 100.0%		$228,218

*	Effective at the close of business on May 29, 2009, First American Balanced Fund merged with Strategy Balanced Allocation Fund.
s
Investments in investment companies are valued at the respective net asset value of each underlying fund as of May 29, 2009. Security valuations for equity securities and investments in unaffiliated investment companies are furnished by an independent pricing service that has been approved by the fund's board of directors.  Exchange listed futures are priced at their last sale price on the exchange on which they are principally traded, as determined by FAF Advisors, Inc. ("FAF Advisors"), on the day the valuation is made.  If there were no sales on that day, futures will be valued at the last reported bid price.

±	Investments in affiliated securities. These funds are advised by FAF Advisors, which also serves as advisor to this fund.
●	Fund paid no dividends during the twelve-month period ended May 29, 2009.
☐	Security has been deposited as initial margin on open futures contracts. Yield shown is the effective yield as of May 29, 2009.
▲
On May 29, 2009, the cost of investments for federal income tax purposes was approximately $260,775. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	9,951
	Gross unrealized depreciation	(42,869)
	Net unrealized depreciation	$(32,918)

Schedule of Open Futures Contracts

Number of
			Contracts	Notional
		Settlement	Purchased	Contract	Unrealized
	Description	Month	(Sold)	Value	Appreciation

	S&P 500 Futures	June 2009	29	$6,656	$147
	U.S. Treasury 5 Year Note Futures	June 2009	(27)	(3,143)	17
	U.S. Treasury 10 Year Note Futures	June 2009	(26)	(3,084)	60
$224

Summary of Fair Value Exposure

The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements ("FAS 157"), on September 1, 2008.
FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:

Level 1 - Quoted prices in active markets for identical securities. Generally, the types of securities included within Level 1 of the fund are investments in open and closed-end funds, exchange-traded funds, and futures with quoted prices.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included within Level 2 of the fund are U.S. Treasury bills.

Level 3 - Significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
Generally, the types of securities included in Level 3 of the fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through management's fair value procedures established by the fund's board of directors.
Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment;
the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies;
information from broker-dealers; and/or an evaluation of the forces that influence the market in which the securities are purchased and sold.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.
Industry implementation has just begun and it may be some period of time before industry practices become more uniform. For this reason, care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

As of May 29, 2009, the fund's investments were classified as follows:

			Investments	Other
			in	Financial
			Securities	Instruments*
	Level 1 - Quoted prices in active markets for identical assets		$ 226,659	$ 224
	Level 2 - Other significant observable inputs		1,198	—
	Level 3 - Significant unobservable inputs		—	—
	Total		$ 227,857	$ 224

*	Other financial instruments are derivative instruments such as futures, which are valued at the unrealized appreciation (depreciation) on the instrument.

Summary of Derivative Risk Exposure

The fund has adopted Statement of Financial Accounting Standard No. 161, Disclosures about Derivatives Instruments and Hedging Activities ("FAS 161").  FAS 161 is an amendment to Statement of Financial Accounting Standard No. 133 ("FAS 133"), expanding the disclosure requirements of FAS 133 regarding the the fund's use of derivative instruments and hedging activities.

As of May 29, 2009, the fund's asset and liability values of derivative instruments categorized by risk exposure were classified as follows:

	Asset Derivatives			Value
	Equity Contracts			$ 147
	Interest Rate Contracts			77
	Credit Contracts			—
	Foreign Exchange Contracts			—
	Other Contracts			—
	Balance as of May 29, 2009			$ 224

Liability Derivatives
	Equity Contracts			$ —
	Interest Rate Contracts			—
	Credit Contracts			—
	Foreign Exchange Contracts			—
	Other Contracts			—
	Balance as of May 29, 2009			$ —

Schedule of INVESTMENTS May 29, 2009* (unaudited), all dollars are rounded to thousands (000)

Strategy Conservative Allocation Fund

DESCRIPTION	SHARES	VALUE s

Investment Companies - 107.5%
Equity Funds ± - 30.9%
First American Equity Income Fund, Class Y	129,548	$1,270
First American Global Infrastructure Fund, Class Y	94,713	654
First American International Fund, Class Y	70,984	693
First American International Select Fund, Class Y	383,134	2,881
First American Large Cap Growth Opportunities Fund, Class Y	107,099	2,397
First American Large Cap Select Fund, Class Y	288,611	2,479
First American Large Cap Value Fund, Class Y	78,115	920
First American Mid Cap Growth Opportunities Fund, Class Y ●	25,597	706
First American Mid Cap Value Fund, Class Y	46,357	750
First American Quantitative Large Cap Core Fund, Class Y	245,099	3,912
First American Quantitative Large Cap Growth Fund, Class Y	59,190	1,064
First American Quantitative Large Cap Value Fund, Class Y	61,199	980
First American Real Estate Securities Fund, Class Y	121,414	1,275
Total Equity Funds		19,981

Fixed Income Funds ± - 75.4%
First American Core Bond Fund, Class Y	2,878,262	28,322
First American Intermediate Term Bond Fund, Class Y	723,867	6,746
First American Total Return Bond Fund, Class Y	1,553,873	13,690
Total Fixed Income Funds		48,758

Exchange-Traded Fund - 1.2%
iShares S&P GSCI Commodity-Indexed Trust ●	26,081	786
Total Investment Companies
(Cost $73,389)		69,525

Short-Term Investments - 1.9%
Money Market Fund - 1.5%
First American Prime Obligations Fund, Class Z ±	952,619	953
U.S. Treasury Obligation - 0.4%
U.S. Treasury Bill ☐	PAR
0.272%, 11/19/2009	$300	299
Total Short-Term Investments
(Cost $1,252)		1,252

Total Investments ▲ - 109.4%		70,777
(Cost $74,641)
Other Assets and Liabilities, Net - (9.4)%		(6,097)
Total Net Assets - 100.0%		$64,680

*	Effective at the close of business on May 29, 2009, First American Income Builder Fund merged with Strategy Conservative Allocation Fund.
s	Investments in investment companies are valued at the respective net asset value of each underlying fund as of May 29, 2009. Security valuations for equity securities and investments in unaffiliated investment companies are furnished by an independent pricing service that has been approved by the fund's board of directors. Exchange listed futures are priced at their last sale price on the exchange on which they are principally traded, as determined by FAF
Advisors, Inc. ("FAF Advisors"), on the day the valuation is made. If there were no sales on that day, futures will be valued at the last reported bid price.
±	Investments in affiliated securities. These funds are advised by FAF Advisors, which also serves as advisor to this fund.
●	Fund paid no dividends during the twelve-month period ended May 29, 2009.
☐	Security has been deposited as initial margin on open futures contracts. Yield shown is the effective yield as of May 29, 2009.
▲
On May 29, 2009, the cost of investments for federal income tax purposes was approximately $74,641.  The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation		$586
	Gross unrealized depreciation		(4,450)
	Net unrealized depreciation		$(3,864)

Schedule of Open Futures Contracts

Number of
			Contracts	Notional
		Settlement	Purchased	Contract	Unrealized
	Description	Month	(Sold)	Value	Appreciation

	S&P 500 Futures	June 2009	4	$918	$20
	U.S. Treasury 5 Year Note Futures	June 2009	(3)	(349)	7
	U.S. Treasury 10 Year Note Futures	June 2009	(3)	(356)	2
$29

Summary of Fair Value Exposure

The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements ("FAS 157"), on September 1, 2008.  FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:

Level 1 - Quoted prices in active markets for identical securities.  Generally, the types of securities included within Level 1 of the fund are investments in open and closed-end funds, exchange-traded funds, and futures with quoted prices.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included within Level 2 of the fund are U.S. Treasury bills.

Level 3 - Significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management's fair value procedures established by the fund's board of directors.  Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and/or an evaluation of the forces that influence the market in which the securities are purchased and sold.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.  Industry implementation has just begun and it may be some period of time before industry practices become more uniform.  For this reason, care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

As of May 29, 2009, the fund's investments were classified as follows:

			Investments	Other
			in	Financial
			Securities	Instruments*
	Level 1 - Quoted prices in active markets for identical assets		$ 70,478	$ 29
	Level 2 - Other significant observable inputs		299	—
	Level 3 - Significant unobservable inputs		—	—
	Total		$ 70,777	$ 29

*	Other financial instruments are derivative instruments such as futures, which are valued at the unrealized appreciation (depreciation) on the instrument.

Summary of Derivative Risk Exposure

The fund has adopted Statement of Financial Accounting Standard No. 161, Disclosures about Derivatives Instruments and Hedging Activities ("FAS 161").  FAS 161 is an amendment to Statement of Financial Accounting Standard No. 133 ("FAS 133"), expanding the disclosure requirements of FAS 133 regarding the fund's use of derivative instruments and hedging activities.

As of May 29, 2009, the fund's asset and liability values of derivative instruments categorized by risk exposure were classified as follows:

	Asset Derivatives			Value
	Equity Contracts			$ 20
	Interest Rate Contracts			9
	Credit Contracts			—
	Foreign Exchange Contracts			—
	Other Contracts			—
	Balance as of May 29, 2009			$ 29

Liability Derivatives
	Equity Contracts			$ —
	Interest Rate Contracts			—
	Credit Contracts			—
	Foreign Exchange Contracts			—
	Other Contracts			—
	Balance as of May 29, 2009			$ —

Schedule of INVESTMENTS May 29, 2009* (unaudited), all dollars are rounded to thousands (000)

Income Builder Fund

DESCRIPTION	SHARES	VALUE s

Investment Companies ± - 39.0%
Equity Funds - 9.3%
First American Equity Income Fund, Class Y	38,928	$381
First American Large Cap Value Fund, Class Y	34,787	410
First American Quantitative Large Cap Value Fund, Class Y	8,250	132
First American Real Estate Securities Fund, Class Y	24,937	262
		1,185
Fixed Income Funds - 29.7%
First American High Income Bond Fund, Class Y	100,000	701
First American U.S. Government Mortgage Fund, Class Y	315,000	3,078
		3,779
Total Investment Companies
(Cost $6,379)		4,964

Short-Term Investment - 1.3%
First American Prime Obligations Fund, Class Z ±
(Cost $166)	165,812	166

Total Investments ▲ - 40.3%
(Cost $6,545)		5,130
Other Assets and Liabilities, Net - 59.7%		7,614
Total Net Assets - 100.0%		$12,744

*	Effective at the close of business on May 29, 2009, Income Builder Fund merged with Strategy Conservative Allocation Fund.
s	Investments in investment companies are valued at the respective net asset value of each underlying fund as of May 29, 2009.
Security valuations for equity securities and investments in unaffiliated investment companies are furnished by an independent pricing service that has been approved by the fund's board of directors.
±	Investments in affiliated securities. These funds are advised by FAF Advisors, Inc., which also serves as advisor to this fund.
▲
On May 29, 2009, the cost of investments for federal income tax purposes was approximately $6,545.  The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	$826
	Gross unrealized depreciation	(2,241)
	Net unrealized depreciation	$(1,415)

Summary of Fair Value Exposure

The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements ("FAS 157"), on September 1, 2008.
FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:

Level 1 - Quoted prices in active markets for identical securities. Generally, the types of securities included within Level 1 of the fund are investments in open-end funds.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
Generally, the types of securities included in Level 3 of the fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through management's fair value procedures established by the fund's board of directors.
Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment;
the nature and duration of any restrictions on disposition (trading in similar securities of the same issuer or comparable companies);
information from broker-dealers; and/or an evaluation of the forces that influence the market in which the securities are purchased and sold.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments. Industry implementation has just begun and it may be some period of time before industry practices become more uniform. For this reason, care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

As of May 29, 2009, the fund's investments were classified as follows:

Investments
in
Securities
	Level 1 - Quoted prices in active markets for identical assets		$ 5,130
	Level 2 - Other significant observable inputs		—
	Level 3 - Significant unobservable inputs		—
	Total		$ 5,130

Item 2. Controls and Procedures.

(a)
The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Strategy Funds, Inc.

By:    /s/Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date:   July 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date:   July 27, 2009

By:    /s/Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer

Date:   July 27, 2009